Loan Receivable (Details)			12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 01, 2022
Loan Receivable [Line Items]
Working capital loan			$ 62,581,163	¥ 444,320,000
Interest rate, percentage			5.00%	5.00%			6.00%
Collected value					$ 4,670,881	¥ 33,162,788
Agreement amount settled	$ 59,651,975	¥ 411,157,212
Minimum [Member]
Loan Receivable [Line Items]
Loans to third parties, percentage			0.00%	0.00%
Maximum [Member]
Loan Receivable [Line Items]
Loans to third parties, percentage			5.00%	5.00%